UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
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                    GMAM Absolute Return Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
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                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)


                                                                   INITIAL
                                                                 ACQUISITION                         NUMBER OF
                                                                     DATE                 COST         SHARES           VALUE
                                                                 -----------         ------------    ---------       ------------
INVESTMENTS IN INVESTMENT FUNDS ^ # (100.16%)
CONVERTIBLE ARBITRAGE (8.28%)
Aristeia International Ltd., Class A                                Mar-03           $ 50,000,000      100,187       $ 52,945,500
KBC Convertible Opportunities Fund, Class B                         Dec-03             50,000,000       33,586         48,965,806
Silverback Offshore Ltd. (USD), Class A3 Series 1                   Apr-04             50,000,000       50,000         48,688,621
                                                                                                                     ------------
                                                                                                                      150,599,927
                                                                                                                     ------------

DISTRESSED INVESTMENT (14.63%)
Cerberus International, Ltd.                                        Dec-01             45,000,000          151         66,405,455
Greywolf Capital Overseas Fund Class A Series 6                     Dec-04             75,000,000       75,000         78,063,000
King Street Capital, L.P.                                           Jun-02             60,000,000            *         77,372,293
STYX International Fund, Ltd., Series 1                             Apr-02             37,442,600       17,024         44,094,832
                                                                                                                     ------------
                                                                                                                      265,935,580
                                                                                                                     ------------

EQUITY MARKET NEUTRAL (3.74%)
Numeric European Long/Short Fund I L.P.                             Aug-03             34,894,296            *         38,117,820
Numeric Japanese Market Neutral Offshore Fund III
   Ltd., Class B Series 1                                           Dec-02             25,000,000      250,000         29,791,625
                                                                                                                     ------------
                                                                                                                       67,909,445
                                                                                                                     ------------

FIXED INCOME ARBITRAGE (3.24%)
The Obsidian (Offshore) Fund, Class III Master Series               Feb-04             20,000,000       18,221         21,679,287
The Obsidian (Offshore) Fund, Class IV Master Series                Sep-01             35,000,000       33,623         37,301,478
                                                                                                                     ------------
                                                                                                                       58,980,765
                                                                                                                     ------------

LONG/SHORT EQUITY (34.33%)
Alson Signature Fund Offshore Ltd., Class A Series 4                Apr-04             50,000,000       43,106         52,198,821
Artis Technology Partners Ltd., Class A Series 1                    Jan-04             40,000,000      327,543         43,476,218
Artis Technology Partners Ltd., Class A Series 5                    Dec-04             15,000,000      150,000         15,176,679
Artis Technology 2X Ltd., Class A Series 2                          Aug-04             10,000,000       79,382         11,064,784
Black Bear Offshore Fund Limited, Class A                           Jan-02             30,000,000      126,047         48,379,090
Front Point Offshore Value Discovery Fund, L.P.                     May-04             80,000,000            *         84,618,778
Itros Offshore Ltd., Class A Series 2                               Oct-02             25,000,000       23,075         26,950,617
Rosehill Japan Fund Ltd., Class A                                   Apr-02             15,000,000          788         18,634,199
Rosehill Japan Fund Ltd., Class C                                   Apr-02             25,000,000        1,291         30,528,026
Scout Capital Fund Ltd., Class A Series 1                           Dec-01             44,945,547      359,261         60,489,198
Spring Point Institutional Partners, L.P.                           Feb-03             60,000,000            *         62,030,280
Stadia Capital Ltd., Class AB Series 1                              Jan-04             50,000,000      352,900         52,597,799
Stadia Capital Ltd., Class AB Series 2                              Aug-04              5,000,000       35,121          5,217,262
Stadia Capital Ltd., Class AB Series 4                              Oct-04              5,000,000       34,500          5,142,030
Tosca Fund Limited USD Class                                        Apr-02             24,189,699      179,547         31,261,766
Zaxis Offshore Limited, Class A1                                    Nov-01             45,587,800       36,902         51,937,749
Zaxis Offshore Limited, Class A47                                   May-04             25,000,000       25,000         24,463,750
                                                                                                                     ------------
                                                                                                                      624,167,046
                                                                                                                     ------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)


                                                                   INITIAL
                                                                 ACQUISITION                           NUMBER OF
                                                                     DATE               COST             SHARES        VALUE
                                                                 -----------        ------------       ---------   --------------
MERGER ARBITRAGE (1.16%)
CNH MA I Ltd., Class C Series Initial 1                             Nov-01          $ 20,054,405          199      $   21,024,713

MULTI-STRATEGY (34.78%)
AQR Absolute Return Offshore Fund Ltd., Class A
   Series Initial 4                                                 Aug-03            40,000,000            298        41,887,611
BBT Overseas Partners, L.P.                                         Sep-01            39,965,271         41,032        46,952,154
Castlerigg International Limited, Class A Series 1                  Nov-03            35,000,000        152,851        40,733,324
Castlerigg International Limited, Class A Series 2                  Feb-04            25,000,000        102,283        27,241,021
Deephaven Market Neutral Fund Ltd., Class A1 Series 05/04           May-04            50,000,000         50,000        51,784,000
Deephaven Market Neutral Fund Ltd., Class A1 Series 07/04           Jul-04            25,000,000         25,000        26,053,750
Double Black Diamond Ltd., Series B - Unrestricted                  Feb-04           100,000,000        515,478       102,786,317
Empyrean Capital Overseas Fund Ltd., Class A Series 2               Aug-04            25,000,000         25,000        26,615,000
Empyrean Capital Overseas Fund, Ltd., Class A Series 4              Oct-04            25,000,000         25,000        26,501,250
Sagamore Hill Fund Ltd., Class AA Series 118                        Apr-04            75,000,000         75,184        74,933,304
Shepherd Investments International Limited Class A                  Jan-02            77,641,815         29,014        90,175,097
UBS Global Equity Arbitrage Limited, Class A Series 1               Oct-01            48,441,004         30,440        51,557,649
UBS Global Equity Arbitrage Limited, Class A Series 29              Jun-04            25,000,000         25,000        25,009,250
                                                                                                                   --------------
                                                                                                                      632,229,727
                                                                                                                   --------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST - $1,643,162,437)                                                   1,820,847,203
                                                                                                                   --------------

LIABILITIES IN EXCESS OF OTHER ASSETS(-0.16%)                                                                          (2,888,098)
                                                                                                                   --------------

MEMBERS' CAPITAL  (100.00%)                                                                                        $1,817,959,105
                                                                                                                   --------------

# - Non-income producing securities.
* - Security is a partnership that does not issue shares.
^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of December 31, 2004 was $1,643,162,437 and $1,820,847,203 respectively.

                                       2

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM Absolute Return Strategies Fund, LLC
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By (Signature and Title)*  /s/ W. Allen Reed
                         -------------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date         February 11, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ W. Allen Reed
                         -------------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date                       February 11, 2005
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By (Signature and Title)*  /s/ Michael E. Klehm
                         -------------------------------------------------------
                           Michael E. Klehm, Treasurer
                           (principal financial officer)

Date                       February 15, 2005
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* Print the name and title of each signing officer under his or her signature.